SHARE OPTIONS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | Share	19,485,990	12,303,990	10,908,200
Granted | Share	0	9,100,000	4,370,000
Exercised | Share	0	0	0
Expired/ Forfeited | Share	(758,000)	(1,918,000)	(2,974,210)
Outstanding at end of year | Share	18,727,990	19,485,990	12,303,990
Exercisable at end of year | Share	13,401,322	7,959,323	6,622,667
Weighted Average exercise price
Outstanding Beginning Balance	$ 0.79	$ 1.31	$ 1.83
Granted	0	0.38	0.68
Exercised	0	0	0
Expired/ Forfeited	1.07	2.14	2.25
Outstanding at end of year	0.78	0.79	1.31
Exercisable at end of year	0.93	1.27	1.73
Class A Ordinary shares [Member] | Bottom of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	0.19	0.46	0.67
Granted		0.19	0.46
Expired/ Forfeited	0.19	0.19	0.66
Outstanding at end of year	0.19	0.19	0.46
Exercisable at end of year	0.19	0.66	1.24
Class A Ordinary shares [Member] | Top of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	4.36	4.36	4.36
Granted		1.10	0.78
Expired/ Forfeited	4.21	4.21	4.23
Outstanding at end of year	4.36	4.36	4.36
Exercisable at end of year	$ 4.36	$ 4.36	$ 4.36
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | Share	4,871,498	3,075,998	2,727,050
Granted | Share	0	2,275,000	1,092,500
Exercised | Share	0	0	0
Expired/ Forfeited | Share	(189,500)	(479,500)	(743,552)
Outstanding at end of year | Share	4,681,998	4,871,498	3,075,998
Exercisable at end of year | Share	3,350,331	1,989,831	1,655,667
Weighted Average exercise price
Outstanding Beginning Balance	$ 3.15	$ 5.24	$ 7.32
Granted	0	1.52	2.72
Exercised	0	0	0
Expired/ Forfeited	4.28	8.56	8.99
Outstanding at end of year	3.12	3.15	5.24
Exercisable at end of year	3.72	5.08	6.92
American depositary share [Member] | Bottom of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	0.77	1.83	2.68
Granted		0.77	1.83
Expired/ Forfeited	0.76	0.77	2.64
Outstanding at end of year	0.76	0.77	1.83
Exercisable at end of year	0.76	2.64	4.95
American depositary share [Member] | Top of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	17.45	17.45	17.44
Granted		4.41	3.10
Expired/ Forfeited	16.84	16.84	16.92
Outstanding at end of year	17.44	17.45	17.45
Exercisable at end of year	$ 17.44	$ 17.45	$ 17.45